13. Employee Benefit Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
UK Plan [Member]
Contribution to 401k plan	$ 144,000	$ 108,000
401k Plan [Member]
Contribution to 401k plan	$ 34,000	$ 32,000